Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On October 25, 2023, the Company instructed the trustee to liquidate the investments held in the Trust Account and instead hold the funds in the Trust Account in an interest bearing demand deposit account until the earlier of the consummation of our Business Combination or liquidation.

On November 2, 2023 and December 7, 2023, the Company executed Loan Agreements (together, the “Loan Agreements”) with each of Greentree Financial Group, Inc., Finuvia, LLC, L&H, Inc., JAK Opportunities VI, LLC and Li Holding, Inc. (together, the “PIPE Investors”). Pursuant to the terms and conditions of the Loan Agreements, the Company shall issue the PIPE Investors up to $11,000,000 in principal amount of convertible notes and warrants to purchase 1,000,000 shares of Class A common stock of the Company after the closing of the Business Combination between the Company and TruGolf, pursuant to the Restated Merger Agreement. For additional information, refer to the Company’s Current Reports on Form 8-K as filed with the SEC on November 2, 2023 and December 7, 2023.

On November 17, 2023, the Company and I-Bankers executed an amendment to the BCMA (the “BCMA Amendment”), pursuant to which I-Bankers’ fee due at the Closing was amended to provide that I-Bankers will receive: (i) $2,000,000 in cash and (ii) 212,752 Deep Medicine Class A Common Shares, which will be payable to I-Bankers in shares of New TruGolf.

On December 7, 2023, the Company amended the Restated Merger Agreement to (i) revise the definitions of the Company’s Class B Common Stock and New TruGolf’s Class B Common Stock therein to reflect that the voting rights of the Company’s Class B Common Stock and New TruGolf’s Class B Common Stock shall each be increased from ten (10) votes per share to twenty five (25) votes per share and (ii) decrease the size of the Post-Closing New TruGolf’s Board from seven members to five members, with the number of board members designated by the Company decreased from three members to one member.

Note 7 – Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date these financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than the followings:

On July 13, 2023, the Company held a special meeting of the Company’s stockholders, at the Company’s stockholders approved a charter amendment to extend the date by which the Company must consummate its initial business combination from July 29, 2023 to January 29, 2024, or such earlier date as determined by the Company’s board of directors. The Company’s stockholders holding 255,446 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account. As a result, approximately $2,914,230 (approximately $11.41 per share) was removed from the Company’s trust account to pay such holders. Following redemptions, the Company had 4,357,964 Class A Shares issued and outstanding, including 574,764 public shares.